UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/2008

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                       04/15/2008
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   55

Form 13F Information Table Value Total:   $202,001


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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

                                                 Lawson Kroeker Investment Management, Inc.
                                                                   FORM 13F
                                                                 March 31, 2008

                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1251  1410000 PRN      SOLE                  1410000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     3618  4480000 PRN      SOLE                  2335000           2145000
ABBOTT LABS                    COM              002824100     2000    36258 SH       SOLE                    36108               150
ANADARKO PETROLEUM CORP        COM              032511107     1095    17371 SH       SOLE                    17371
AVERY DENNISON CORP            COM              053611109     4568    92752 SH       SOLE                    67127             25625
BERKSHIRE HATHAWAY INC         COM              084670108     3735       28 SH       SOLE                       16                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207     4844     1083 SH       SOLE                     1083
BP PLC SPONS ADR               COM              055622104      527     8683 SH       SOLE                     8683
CATO CORP                      COM              149205106     3446   230660 SH       SOLE                   159523             71137
CEMEX S.A.B. de C.V.           COM              151290889      819    31341 SH       SOLE                    31341
CHEVRON CORP                   COM              166764100     8744   102434 SH       SOLE                    66834             35600
CHICAGO BRIDGE & IRON          COM              167250109     9288   236695 SH       SOLE                   189320             47375
COLGATE PALMOLIVE CO           COM              194162103      680     8725 SH       SOLE                     8350               375
CONAGRA FOODS INC              COM              205887102      406    16944 SH       SOLE                    16944
CONOCOPHILLIPS                 COM              20825c104     5589    73333 SH       SOLE                    61447             11886
CONSTELLATION ENERGY           COM              210371100      295     3340 SH       SOLE                     3340
CORNING INC                    COM              219350105     8276   344240 SH       SOLE                   261340             82900
DOMINION RESOURCES INC.        COM              25746U109     1461    35762 SH       SOLE                    35762
ENERPLUS RESOURCES FUND        COM              29274D604     1123    25885 SH       SOLE                    25885
EXXON MOBIL CORP               COM              30231G102      970    11474 SH       SOLE                    11474
FISERV INC                     COM              337738108      322     6690 SH       SOLE                     6690
FORDING CANADIAN COAL TRUST    COM              345425102    11236   215250 SH       SOLE                   167475             47775
FOREST OIL CO                  COM              346091705     6289   128451 SH       SOLE                    97251             31200
FREEPORT MCMORAN COPPER & GOLD COM              35671D857    10807   112320 SH       SOLE                    81845             30475
GENCORP INC                    COM              368682100     2808   272875 SH       SOLE                   170200            102675
GPE BRUX LAMBERT               COM              7097328       4599    37250 SH       SOLE                    36800               450
HONEYWELL INTERNATIONAL INC    COM              438516106      224     3965 SH       SOLE                     3965
INVESTOR'S REAL ESTATE TRUST   COM              461730103     6202   634200 SH       SOLE                   459200            175000
JOHNSON & JOHNSON              COM              478160104      394     6070 SH       SOLE                     6070
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     7754   193320 SH       SOLE                   144395             48925
KAYDON CORP                    COM              486587108      253     5760 SH       SOLE                     5760
KIMBERLY CLARK CORP            COM              494368103      320     4955 SH       SOLE                     4955
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104     1532    14015 SH       SOLE                    14015
LABORATORY CORP OF AMERICA     COM              50540R409     6752    91645 SH       SOLE                    65645             26000
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106     8086   125390 SH       SOLE                    95005             30385
NEWMONT MNG CORP               COM              651639106     8326   183795 SH       SOLE                   132495             51300
NEXEN INC                      COM              65334H102     9126   308210 SH       SOLE                   216860             91350
PATRIOT COAL CORP              COM              70336T104     5327   113421 SH       SOLE                    82446             30975
PEABODY ENERGY CORP            COM              704549104     9820   192547 SH       SOLE                   141972             50575
PERFORMANCE FOOD GROUP         COM              713755106     2131    65195 SH       SOLE                    65195
PFIZER INC.                    COM              717081103     3772   180223 SH       SOLE                   158223             22000
PLUM CREEK TIMBER              COM              729251108     6521   160215 SH       SOLE                   119040             41175
PROGRESSIVE CORP               COM              743315103      640    39800 SH       SOLE                    39800
ROYAL DUTCH SHELL PLC ADR      COM              780259206     1222    17710 SH       SOLE                    17710
TELOVAX CORP                   COM              87972W100        3    67000 SH       SOLE                    67000
TEXAS PACIFIC LAND TRUST       COM              882610108     5513   133655 SH       SOLE                   102755             30900
US BANCORP                     COM              902973304      413    12768 SH       SOLE                    12768
VULCAN MATERIALS               COM              929160109     6550    98645 SH       SOLE                    73945             24700
WEATHERFORD INTL               COM              g95089101      521     7190 SH       SOLE                     7190
WINNEBAGO INDUSTRIES           COM              974637100     3744   221563 SH       SOLE                   179863             41700
WYETH                          COM              983024100      432    10350 SH       SOLE                    10150               200
S&P 500 DEPOSITORY RECEIPTS                     78462F103     1522    11530 SH       SOLE                    11530
JACOB INTERNET FUND                             469787105       26 11690.857SH       SOLE                11690.857
BERKSHIRE HATHAWAY INC                          084670108     5736       43 SH       SOLE                       43
BERKSHIRE HATHAWAY INC CL B                     084670207      344       77 SH       SOLE                       77
                                                           202,001
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